Consolidated statements of cash flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	[1]
Cash flows from (used in) operating activities [abstract]
Net income attributable to equity holders of Sanofi		€ 5,560	€ 5,400	[1]	€ 8,371	[1]
Net income excluding the exchanged/held-for-exchange Animal Health business	[1]	(64)	(338)		(401)
Net income attributable to non-controlling interests		58	36	[1],[2]	113	[1],[2]
Share of undistributed earnings from investments accounted for using the equity method		82	293	[1]	(45)	[1]
Depreciation, amortization and impairment of property, plant and equipment, right-of-use assets and intangible assets		3,586	4,429	[1]	3,108	[1]
Gains and losses on disposals of non-current assets, net of tax	[3]	(366)	(364)	[1]	(590)	[1]
Net change in deferred taxes		(802)	(1,233)	[1]	(529)	[1]
Net change in non-current provisions and other non-current liabilities	[4]	812	105	[1]	48	[1]
Cost of employee benefits (share-based payments)		278	260	[1]	234	[1]
Impact of the workdown of acquired inventories remeasured at fair value		10	9	[1]	3	[1]
Other profit or loss items with no cash effect on cash flows generated by operating activities	[5]	68	261	[1]	120	[1]
Operating cash flow before changes in working capital from continuing operations		9,222	8,858	[1]	10,432	[1]
Adjustments to reconcile profit (loss) [abstract]
(Increase)/decrease in inventories		(477)	(866)	[1]	(918)	[1]
(Increase)/decrease in accounts receivable		(28)	(472)	[1]	(500)	[1]
Increase/(decrease) in accounts payable		789	258	[1]	340	[1]
Net change in other current assets and other current liabilities		(899)	1,493	[1]	284	[1]
Cash flows from (used in) operating activities, continuing operations	[6]	8,607	9,271	[1]	9,638	[1]
Net cash provided by/(used in) operating activities	[6]	9,081	10,258	[1]	10,526	[1]
Cash flows from (used in) operating activities, discontinued operations		474	987	[1]	888	[1]
Cash flows from (used in) investing activities [abstract]
Net cash provided by/(used in) operating activities from the discontinued Opella business		(3,195)	(2,906)	[1]	(2,103)	[1]
Acquisitions of consolidated undertakings and investments accounted for using the equity method	[7]	(1,901)	(2,535)	[1]	(987)	[1]
Acquisitions of other equity investments		(623)	(134)	[1]	(487)	[1]
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax	[8]	1,461	807	[1]	1,340	[1]
Disposal of consolidated undertakings and investments accounted for using the equity method, net of tax	[9]	0	42	[1]	134	[1]
Net change in other non-current assets		(40)	(224)	[1]	(14)	[1]
Cash flows from (used in) investing activities, continuing operations		(4,298)	(4,950)	[1]	(2,117)	[1]
Net cash provided by/(used in) continuing investing activities		(4,407)	(6,200)	[1]	(2,075)	[1]
Cash flows from (used in) investing activities, discontinued operations	[10]	(109)	(1,250)	[1]	42	[1]
Cash flows from (used in) financing activities [abstract]
Net cash provided by/(used in) investing activities of the discontinued Opella business(i)		187	195	[1]	188	[1]
Dividends paid:
to shareholders of Sanofi		(4,704)	(4,454)	[1]	(4,168)	[1]
to non-controlling interests, excluding BMS		(38)	(56)	[1]	(97)	[1]
Payments received/(made) on changes of ownership interest in a subsidiary without loss of control		0	(3)	[1]	0	[1]
Additional long-term debt contracted		0	48	[1]	1,549	[1]
Repayments of long-term debt		(671)	(3,683)	[1]	(2,718)	[1]
Repayments of lease liabilities		(282)	(253)	[1]	(280)	[1]
Net change in short-term debt and other financial instruments	[11]	59	751	[1]	216	[1]
Acquisitions of treasury shares		(302)	(593)	[1]	(497)	[1]
Cash flows from (used in) financing activities, continuing operations		(5,751)	(8,048)	[1]	(5,807)	[1]
Net cash provided by/(used in) continuing financing activities		(5,763)	(8,052)	[1]	(5,821)	[1]
Cash flows from (used in) financing activities, discontinued operations		(12)	(4)	[1]	(14)	[1]
Impact of exchange rates on cash and cash equivalents		(13)	(32)	[1]	8	[1]
Effect of Reclassification of Discontinued Operation		(167)	0	[1]	0	[1]
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes		(1,269)	(4,026)	[1]	2,638	[1]
Cash and cash equivalents, beginning of period	[1]	8,710	12,736		10,098
Cash and cash equivalents at end of period		7,441	8,710	[1]	12,736	[1]
Cash and cash equivalents, discontinued operations		€ 167	€ 0	[1]	€ 0	[1]	€ 0

[1]	Cash flows of the Opella business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations).
[2]	Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation
[3]	Includes non-current financial assets.
[4]	This line item includes contributions paid to pension funds (see Note D.19.1.).
[5]	This line item mainly comprises unrealized foreign exchange gains and losses arising on the remeasurement of monetary items in non-functional currencies and on instruments used to hedge such items.
[6]	Including:

	2024	2023	2022
•Income tax paid	(3,291)	(2,623)	(2,452)
•Interest paid	(587)	(559)	(380)
•Interest received	447	547	173
•Dividends received from non-consolidated entities	52	17	1

[7]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations. For 2024, it includes the net cash outflow relating to the acquisition of Inhibrx, Inc. (see Note D.1..1). For 2023, it includes the net cash outflow on the acquisitions of
Provention Bio (see Note D.1.). For 2022, it includes the net cash outflow on the acquisition of Amunix (see Note D.1.)

[8]	For 2024, this line item includes the sale of the Enjaymo global rights to Recordati for pre-tax proceeds of €768 million. For 2023 and 2022, this line item mainly comprises disposals of assets and activities related to portfolio streamlining, and disposals of equity and debt instruments.

[9]	For 2022, this line item includes the net cash inflows (before taxes) of €101 million on the divestment of EUROAPI (see Note D.1.).
[10]	For 2023, this line item includes the net cash outflow on the acquisition of QRIB (see Note D.1.)
[11]	For 2024, this line item mainly includes a US commercial paper program for €262 million. For 2024, 2023 and 2022, it also includes realized foreign exchange differences on (i) cash and cash equivalents in non-functional currencies (primarily the US dollar) and (ii) derivative instruments used to manage such cash and cash equivalents.